LEASES	9 Months Ended
Sep. 30, 2023
Leases [Abstract]
LEASES

NOTE 14 — LEASES

The components of lease costs are as follows:

	For the Nine months Ended
	September 30, (unaudited)
	2023	2022
Short-term lease costs	$38,318	$686
Finance lease costs	46,305	67,941
Operating lease costs	173,026	99,635
Total lease costs	$257,649	$168,262

As of September 30, 2023, the future maturity of lease liabilities is as follows:

Year ending December 31,	Finance lease	Operating lease

2023 (nine months)	$68,778	$120,549
2024	44,488	202,050
2025	9,135	138,568
2026	9,135	-
Thereafter	11,419	-
Total lease payments	142,955	461,167
Less: imputed interest	(5,135)	(4,434)
Total lease liabilities	137,820	456,733
Less: current portion	(82,203)	(220,602)

Non-current lease liabilities	$55,617	$236,131

The following table presents supplemental information related to the Company’s leases:

	For the Nine months Ended
	September 30, (unaudited)
	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$154,159	$237,367
Financing cash flows from finance lease	$40,709	$69,288
Weighted average remaining lease term (years)
Finance leases	1.1	1.1
Operating leases	0.85	1.9
Weighted-average discount rate: (per annum)
Finance leases	2.66%	1.71%
Operating leases	0.94	0.94

Pursuant to the operating lease agreements, the Company made security deposits to the lessors. The amount of security deposits as of September 30, 2023 and as of December 31, 2022 is $129,598 and $174,111 respectively.